Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class A
Trading Symbol	IDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.54	0.95%

^Annualized

Expenses Paid, Amount	$ 49.54
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 465,000,000
Holdings Count	56
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$465
Number of Holdings	56
Annual Portfolio Turnover	14%
Distribution Rate @ NAV	3.36%
Beta	0.76
30-Day SEC Yield (IDIVX)	2.70%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Financials	16.6
Information Technology	16.6
Utilities	12.6
Consumer Staples	12.3
Health Care	11.2
Energy	9.7
Consumer Discretionary	5.9
Cash Equivalents and Other	5.1
Industrials	4.6
Communication Services	3.7
Materials	1.7
Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class C
Trading Symbol	IDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88.48	1.70%

^Annualized

Expenses Paid, Amount	$ 88.48
Expense Ratio, Percent	1.70%	[2]
Net Assets	$ 465,000,000
Holdings Count	56
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$465
Number of Holdings	56
Annual Portfolio Turnover	14%
Distribution Rate	2.63%
Beta	0.76
30-Day SEC Yield (IDHCX)	2.11%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Financials	16.6
Information Technology	16.6
Utilities	12.6
Consumer Staples	12.3
Health Care	11.2
Energy	9.7
Consumer Discretionary	5.9
Cash Equivalents and Other	5.1
Industrials	4.6
Communication Services	3.7
Materials	1.7
Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class I
Trading Symbol	IDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.52	0.70%

^Annualized

Expenses Paid, Amount	$ 36.52
Expense Ratio, Percent	0.70%	[3]
Net Assets	$ 465,000,000
Holdings Count	56
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$465
Number of Holdings	56
Annual Portfolio Turnover	14%
Distribution Rate	3.62%
Beta	0.76
30-Day SEC Yield (IDHIX)	3.09%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Financials	16.6
Information Technology	16.6
Utilities	12.6
Consumer Staples	12.3
Health Care	11.2
Energy	9.7
Consumer Discretionary	5.9
Cash Equivalents and Other	5.1
Industrials	4.6
Communication Services	3.7
Materials	1.7
Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Integrity Dividend Summit Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class A
Trading Symbol	APAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$29.55	0.58%

^Annualized

Expenses Paid, Amount	$ 29.55
Expense Ratio, Percent	0.58%	[4]
Net Assets	$ 9,000,000
Holdings Count	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$9
Number of Holdings	38
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	17.4
Communication Services	15.0
Utilities	11.5
Financials	10.3
Health Care	10.2
Consumer Staples	9.7
Materials	9.6
Consumer Discretionary	6.2
Cash Equivalents and Other	6.0
Information Technology	2.8
Industrials	1.3
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Integrity Dividend Summit Fund | Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class C
Trading Symbol	CPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$34.13	0.67%

^Annualized

Expenses Paid, Amount	$ 34.13
Expense Ratio, Percent	0.67%	[5]
Net Assets	$ 9,000,000
Holdings Count	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$9
Number of Holdings	38
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	17.4
Communication Services	15.0
Utilities	11.5
Financials	10.3
Health Care	10.2
Consumer Staples	9.7
Materials	9.6
Consumer Discretionary	6.2
Cash Equivalents and Other	6.0
Information Technology	2.8
Industrials	1.3
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Integrity Dividend Summit Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class I
Trading Symbol	IPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$27.52	0.54%

^Annualized

Expenses Paid, Amount	$ 27.52
Expense Ratio, Percent	0.54%	[6]
Net Assets	$ 9,000,000
Holdings Count	38
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$9
Number of Holdings	38
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	17.4
Communication Services	15.0
Utilities	11.5
Financials	10.3
Health Care	10.2
Consumer Staples	9.7
Materials	9.6
Consumer Discretionary	6.2
Cash Equivalents and Other	6.0
Information Technology	2.8
Industrials	1.3
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class A
Trading Symbol	IGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$64.87	1.24%

^Annualized

Expenses Paid, Amount	$ 64.87
Expense Ratio, Percent	1.24%	[7]
Net Assets	$ 108,000,000
Holdings Count	37
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$108
Number of Holdings	37
Annual Portfolio Turnover	2%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Information Technology	35.4
Financials	19.9
Industrials	11.7
Consumer Discretionary	7.2
Consumer Staples	6.4
Health Care	6.1
Utilities	4.5
Materials	3.4
Cash Equivalents and Other	2.1
Energy	1.9
Communication Services	1.4

Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class C
Trading Symbol	IGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103.90	1.99%

^Annualized

Expenses Paid, Amount	$ 103.9
Expense Ratio, Percent	1.99%	[8]
Net Assets	$ 108,000,000
Holdings Count	37
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$108
Number of Holdings	37
Annual Portfolio Turnover	2%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Information Technology	35.4
Financials	19.9
Industrials	11.7
Consumer Discretionary	7.2
Consumer Staples	6.4
Health Care	6.1
Utilities	4.5
Materials	3.4
Cash Equivalents and Other	2.1
Energy	1.9
Communication Services	1.4

Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class I
Trading Symbol	IGIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$51.83	0.99%

^Annualized

Expenses Paid, Amount	$ 51.83
Expense Ratio, Percent	0.99%	[9]
Net Assets	$ 108,000,000
Holdings Count	37
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$108
Number of Holdings	37
Annual Portfolio Turnover	2%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Information Technology	35.4
Financials	19.9
Industrials	11.7
Consumer Discretionary	7.2
Consumer Staples	6.4
Health Care	6.1
Utilities	4.5
Materials	3.4
Cash Equivalents and Other	2.1
Energy	1.9
Communication Services	1.4

Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class A
Trading Symbol	IHFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52.65	1.02%

^Annualized

Expenses Paid, Amount	$ 52.65
Expense Ratio, Percent	1.02%	[10]
Net Assets	$ 48,000,000
Holdings Count	654
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$48
Number of Holdings	654
Annual Portfolio Turnover	14%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	18.8
Communication Services	15.7
Industrials	15.0
Energy	13.2
Health Care	9.0
Materials	6.9
Information Technology	5.8
Financials	5.4
Consumer Staples	3.8
Cash Equivalents and Other	2.3
U.S. Treasury	1.6
Utilities	1.6
Real Estate	0.9

Credit Rating Breakdown*	% Net Assets
AAA	1.59
BBB	8.14
BB	53.04
B	24.17
CCC	10.94
NR	2.12

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class C
Trading Symbol	IHFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91.13	1.77%

^Annualized

Expenses Paid, Amount	$ 91.13
Expense Ratio, Percent	1.77%	[11]
Net Assets	$ 48,000,000
Holdings Count	654
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$48
Number of Holdings	654
Annual Portfolio Turnover	14%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	18.8
Communication Services	15.7
Industrials	15.0
Energy	13.2
Health Care	9.0
Materials	6.9
Information Technology	5.8
Financials	5.4
Consumer Staples	3.8
Cash Equivalents and Other	2.3
U.S. Treasury	1.6
Utilities	1.6
Real Estate	0.9
Credit Rating Breakdown*	% Net Assets
AAA	1.59
BBB	8.14
BB	53.04
B	24.17
CCC	10.94
NR	2.12

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class I
Trading Symbol	IHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$39.77	0.77%

^Annualized

Expenses Paid, Amount	$ 39.77
Expense Ratio, Percent	0.77%	[12]
Net Assets	$ 48,000,000
Holdings Count	654
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$48
Number of Holdings	654
Annual Portfolio Turnover	14%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	18.8
Communication Services	15.7
Industrials	15.0
Energy	13.2
Health Care	9.0
Materials	6.9
Information Technology	5.8
Financials	5.4
Consumer Staples	3.8
Cash Equivalents and Other	2.3
U.S. Treasury	1.6
Utilities	1.6
Real Estate	0.9
Credit Rating Breakdown*	% Net Assets
AAA	1.59
BBB	8.14
BB	53.04
B	24.17
CCC	10.94
NR	2.12

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class A
Trading Symbol	ICPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$78.26	1.50%

^Annualized

Expenses Paid, Amount	$ 78.26
Expense Ratio, Percent	1.50%	[13]
Net Assets	$ 127,000,000
Holdings Count	40
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$127
Number of Holdings	40
Annual Portfolio Turnover	36%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	73.7
Utilities	9.8
Industrials	6.4
Cash Equivalents and Other	4.2
Information Technologies	3.2
Materials	1.7
Consumer Discretionary	1.0

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class C
Trading Symbol	ICPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$104.22	2.00%

^Annualized

Expenses Paid, Amount	$ 104.22
Expense Ratio, Percent	2.00%	[14]
Net Assets	$ 127,000,000
Holdings Count	40
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$127
Number of Holdings	40
Annual Portfolio Turnover	36%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	73.7
Utilities	9.8
Industrials	6.4
Cash Equivalents and Other	4.2
Information Technologies	3.2
Materials	1.7
Consumer Discretionary	1.0

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class I
Trading Symbol	ICWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$52.21	1.00%

^Annualized

Expenses Paid, Amount	$ 52.21
Expense Ratio, Percent	1.00%	[15]
Net Assets	$ 127,000,000
Holdings Count	40
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$127
Number of Holdings	40
Annual Portfolio Turnover	36%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	73.7
Utilities	9.8
Industrials	6.4
Cash Equivalents and Other	4.2
Information Technologies	3.2
Materials	1.7
Consumer Discretionary	1.0

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Integrity Short Term Government Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class A
Trading Symbol	MDSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40.92	0.80%

^Annualized

Expenses Paid, Amount	$ 40.92
Expense Ratio, Percent	0.80%	[16]
Net Assets	$ 27,000,000
Holdings Count	144
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$27
Number of Holdings	144
Annual Portfolio Turnover	77%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Mortgage Backed Securities	90.2
U.S. Government Note/Bonds	8.5
Cash Equivalents and Other	1.3

Top 10 Holdings	% Net Assets
United States Treasury, 4.625% 06/30/26	8.51
Ginnie Mae II Pool, 6.500% 09/20/54	1.88
Fannie Mae Pool, 5.500% 03/01/53	1.86
Freddie Mac Pool, 6.000% 09/01/53	1.83
Freddie Mac Pool, 5.500% 02/01/53	1.79
Fannie Mae Pool, 6.000% 12/01/53	1.78
Fannie Mae Pool, 6.000% 07/01/53	1.75
Ginnie Mae II Pool, 6.500% 07/20/54	1.71
Freddie Mac Pool, 5.500% 08/01/53	1.64
Ginnie Mae II Pool, 6.500% 08/20/54	1.50

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
United States Treasury, 4.625% 06/30/26	8.51
Ginnie Mae II Pool, 6.500% 09/20/54	1.88
Fannie Mae Pool, 5.500% 03/01/53	1.86
Freddie Mac Pool, 6.000% 09/01/53	1.83
Freddie Mac Pool, 5.500% 02/01/53	1.79
Fannie Mae Pool, 6.000% 12/01/53	1.78
Fannie Mae Pool, 6.000% 07/01/53	1.75
Ginnie Mae II Pool, 6.500% 07/20/54	1.71
Freddie Mac Pool, 5.500% 08/01/53	1.64
Ginnie Mae II Pool, 6.500% 08/20/54	1.50

Integrity Short Term Government Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class I
Trading Symbol	MDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$28.15	0.55%

^Annualized

Expenses Paid, Amount	$ 28.15
Expense Ratio, Percent	0.55%	[17]
Net Assets	$ 27,000,000
Holdings Count	144
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2025)
Total Net Assets (Millions)	$27
Number of Holdings	144
Annual Portfolio Turnover	77%

Holdings [Text Block]

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Mortgage Backed Securities	90.2
U.S. Government Note/Bonds	8.5
Cash Equivalents and Other	1.3

Top 10 Holdings	% Net Assets
United States Treasury, 4.625% 06/30/26	8.51
Ginnie Mae II Pool, 6.500% 09/20/54	1.88
Fannie Mae Pool, 5.500% 03/01/53	1.86
Freddie Mac Pool, 6.000% 09/01/53	1.83
Freddie Mac Pool, 5.500% 02/01/53	1.79
Fannie Mae Pool, 6.000% 12/01/53	1.78
Fannie Mae Pool, 6.000% 07/01/53	1.75
Ginnie Mae II Pool, 6.500% 07/20/54	1.71
Freddie Mac Pool, 5.500% 08/01/53	1.64
Ginnie Mae II Pool, 6.500% 08/20/54	1.50

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
United States Treasury, 4.625% 06/30/26	8.51
Ginnie Mae II Pool, 6.500% 09/20/54	1.88
Fannie Mae Pool, 5.500% 03/01/53	1.86
Freddie Mac Pool, 6.000% 09/01/53	1.83
Freddie Mac Pool, 5.500% 02/01/53	1.79
Fannie Mae Pool, 6.000% 12/01/53	1.78
Fannie Mae Pool, 6.000% 07/01/53	1.75
Ginnie Mae II Pool, 6.500% 07/20/54	1.71
Freddie Mac Pool, 5.500% 08/01/53	1.64
Ginnie Mae II Pool, 6.500% 08/20/54	1.50

[1]	Annualized
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